3. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	12/31/2017	12/31/2016
Cash and bank deposits	427,608	246,528
Cash equivalents	599,254	315,679
Total	1,026,862	562,207

Schedule of breakdown of cash equivalents
	12/31/2017	12/31/2016
Private bonds	164,959	45,882
Government bonds	14,039	-
Investment funds	420,256	269,797
Total	599,254	315,679